Consolidated statement of financial position R$ in Thousands, $ in Thousands	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Assets
Cash and cash equivalents	R$ 135,727	R$ 162,827
Financial investments	798,786	0
Trade receivables	340,519	196,256
Contract assets	134,388	50,625
Recoverable taxes	7,785	1,016
Tax assets	2,810	2,117
Derivatives	896	8,837
Other assets	29,994	12,874
Total current assets	1,450,905	434,552
Recoverable taxes	3,046	3,099
Deferred tax	31,989	15,152
Judicial deposits	3,079	3,083
Other assets	2,974	2,494
Property, plant and equipment	57,721	38,771
Intangible assets	738,803	18,166
Right-of-use assets	73,827	69,765
Total non-current assets	911,439	150,530
Total assets	2,362,344	585,082
Liabilities and equity
Suppliers and other payables	33,566	15,312
Loans and borrowings	164,403	75,377
Lease liabilities	21,214	14,569
Salaries and welfare charges	234,173	141,794
Accounts payable for business combination	48,923	0
Derivatives	535	5,392
Tax liabilities	13,345	6,078
Other taxes payable	5,423	3,279
Dividends and interest on equity payable	0	30,677
Contract liability	13,722	9,987
Indemnity	0	628
Other liabilities	13,669	7,899
Total current liabilities	548,973	310,992
Loans and borrowings	624,306	13,853
Lease liabilities	60,674	60,659
Provisions	633	161
Accounts payable for business combination	36,803	0
Other liabilities	1,660	957
Total non-current liabilities	724,076	75,630
Equity
Share capital	36	68,968
Share Premium	915,947	0
Capital reserves	10,105	6,764
Profit reserves	125,957	109,308
Other comprehensive income	37,250	13,420
Total equity	1,089,295	198,460
Total equity and liabilities	R$ 2,362,344	R$ 585,082